Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets
Amortization expense	$ 500	$ 500		$ 1,367	$ 1,284	$ 1,739	$ 1,652
Gross Carrying Amount	19,213		$ 19,213	19,213		19,213	16,483
Accumulated amortization	(6,700)		(5,333)	(6,700)		(5,333)	(3,594)
Total finite-lived intangible assets	12,513		13,880	12,513		13,880	12,889
Indefinite-lived intangible assets			6,947			6,947	14,133
Gross carrying amount	19,213		26,160	19,213		26,160	30,616
Net book value	12,513		20,827	$ 12,513		20,827	$ 27,022
Goodwill acquired during the year						21,623
Adjustments to goodwill						57
Goodwill impairment						21,566
Decrease in goodwill, adjustments to warrants						500
Increase in goodwill, adjustments to inventory						400
Obalon Therapeutics Inc.
Goodwill and Intangible Assets
Goodwill acquired during the year						$ 21,600
Goodwill impairment			21,600
Developed technology
Goodwill and Intangible Assets
Useful Life (years)				10 years 9 months 18 days		10 years 9 months 18 days	10 years
Gross Carrying Amount	17,092		17,092	$ 17,092		$ 17,092	$ 14,362
Accumulated amortization	(5,681)		(4,467)	(5,681)		(4,467)	(2,933)
Total finite-lived intangible assets	11,411		12,625	$ 11,411		12,625	$ 11,429
Developed technology | Obalon Therapeutics Inc.
Goodwill and Intangible Assets
Intangible assets acquired						$ 2,700
Useful life				15 years		15 years
Trademarks/Tradenames
Goodwill and Intangible Assets
Useful Life (years)				10 years		10 years	10 years
Gross Carrying Amount	2,045		2,045	$ 2,045		$ 2,045	$ 2,045
Accumulated amortization	(943)		(790)	(943)		(790)	(585)
Total finite-lived intangible assets	1,102		1,255	$ 1,102		$ 1,255	$ 1,460
Covenant not to compete
Goodwill and Intangible Assets
Useful Life (years)				3 years		3 years	3 years
Gross Carrying Amount	76		76	$ 76		$ 76	$ 76
Accumulated amortization	(76)		(76)	(76)		(76)	(76)
Total finite-lived intangible assets			0			0	0
In-process research and development
Goodwill and Intangible Assets
Indefinite-lived intangible assets	$ 0		$ 6,947	$ 0		$ 6,947	$ 14,133